Variable Interest Entities (VIEs) (Tables)	12 Months Ended
Dec. 31, 2013
Variable Interest Entities (VIEs) [Abstract]
Summary of sale and leaseback arrangements
The following table gives a summary of the sale and leaseback arrangements, as of December 31, 2013:

Unit	Effective from	Sale value (In $ millions)	First repurchase option (In $ millions)	Month of first repurchase option	Last repurchase option * (In $ millions)	Month of last repurchase Option *
West Polaris	Jul 2008	850	548	September 2012	178	June 2023
West Taurus	Nov 2008	850	418	February 2015	149	November 2023
West Hercules	Oct 2008	850	580	August 2011	135	August 2023
West Linus	Jul 2013	600	370	June 2018	170	June 2028

* For the unit West Polaris, Ship Finance has a put option exercisable at the end of the lease terms by which the vessel may be sold to the Company for a fixed price of $75 million. For West Taurus and West Hercules repurchase obligations at the end of the lease terms have been agreed, at $149 million and $135 million, respectively. For West Linus the put option is $100 million.

Summary of the bareboat charter rates per day based on Base LIBOR Interest Rate for the next five years
The amounts shown are based on the Base LIBOR Interest Rate, and reflect average rates for the year.

	Base LIBOR Interest Rate	2013 (In $ thousands)		2014 (In $ thousands)	2015 (In $ thousands)	2016 (In $ thousands)	2017 (In $ thousands)
West Polaris	2.85%	223.3		176.5	175.4	170.0	170.0
West Taurus	4.25%	316.2	*	320.7	165.0	158.8	157.5
West Hercules	4.25%	250.0		238.5	180.0	172.5	170.0
West Linus	1.00%	85.0	**	222.0	222.0	222.0	222.0

* For a period the interest rates West Taurus have been fixed at 2.17% regardless of movements in LIBOR interest rates. The fixed charter rate is reflected in the above table.

** For West Linus, the charter rate is $85,000 per day from the date of delivery from the shipyard up until the date of commencement of the Drilling Contract.

Assets and liabilities in the statutory accounts of the VIEs
The assets and liabilities in the statutory accounts of the VIEs as at December 31, 2013 and as at December 31, 2012 are as follows:

(In US$ millions)	December 31, 2013				December 31, 2012
	SFL West Polaris Limited	SFL Deepwater Limited	SFL Hercules Limited	SFL Linus Limited	SFL West Polaris Limited	SFL Deepwater Ltd.
Name of unit	West Polaris	West Taurus	West Hercules	West Linus	West Polaris	West Taurus and West Hercules
Investment in finance lease	488	515	477	195	534	1,120
Amount due from related parties *	45	30	25	—	79	135
Other assets	5	13	10	—	7	20
Total assets	538	558	512	195	620	1,275

Short-term interest bearing debt	36	80	28	—	38	822
Long-term interest bearing debt	351	303	333	—	360	—
Other liabilities	2	6	2	2	3	12
Long-term debt due to related parties *	145	145	145	195	145	290
Total liabilities	534	534	508	197	546	1,124
Equity	4	24	4	(2)	74	151

Book value of units in the Company's consolidated accounts	577	458	617	162	594	1,035

* In the VIEs separate financial statements the related party balances are presented on a net basis.